PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Mid Cap Research Enhanced
Index Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .6%
Communication Services : 1 .7%
486
Cable One, Inc.
$ 316,177
0 .2
19,342  Iridium
Communications, Inc.
946,791
0 .5
2,526  New York Times Co.
- Class A
111,826
0 .1
2,324  Nexstar Media Group,
Inc.
378,347
0 .2
1,647
(1)
Spotify Technology SA
253,589
0 .1
16,035
TEGNA, Inc.
265,059
0 .2
2,670
(1)
Trade Desk, Inc.
- Class A
213,680
0 .1
7,141
(1)
TripAdvisor, Inc.
107,900
0 .1
20,333
(1)
ZoomInfo
Technologies, Inc.
366,401
0 .2
2,959,770
1 .7
Consumer Discretionary : 14 .9%
14,957
ADT, Inc.
96,024
0 .1
22,192
Aramark
825,099
0 .5
4,524
(1)
AutoNation, Inc.
710,675
0 .4
11,480
BorgWarner, Inc.
467,810
0 .3
15,885
Boyd Gaming Corp.
1,062,230
0 .6
1,968
Brunswick Corp.
155,708
0 .1
2,085
(1)
Caesars
Entertainment, Inc.
115,217
0 .1
2,896
(1)
Capri Holdings Ltd.
152,011
0 .1
5,546
(1)
Chewy, Inc. - Class A
132,993
0 .1
12,226
(1)
Coupang, Inc.
232,049
0 .1
7,541
(1)
Crocs, Inc.
734,041
0 .4
1,837
(1)
Deckers Outdoor Corp.
971,938
0 .6
5,459  Dick's Sporting Goods,
Inc.
635,100
0 .4
6,409
(1)
Five Below, Inc.
1,102,092
0 .6
1,098
(1)
Fox Factory Holding
Corp.
121,669
0 .1
4,625
(1)(2)
GameStop Corp.
- Class A
85,794
0.0
13,746
Gap, Inc.
159,179
0 .1
43,287
Gentex Corp.
1,413,753
0 .8
1,290
Genuine Parts Co.
198,312
0 .1
12,768
(1)
Goodyear Tire &
Rubber Co.
164,835
0 .1
618  Graham Holdings Co.
- Class B
362,352
0 .2
4,363
(1)
Grand Canyon
Education, Inc.
511,562
0 .3
10,545
H&R Block, Inc.
421,589
0 .2
17,830
Harley-Davidson, Inc.
601,763
0 .3
17,223
(1)
Hilton Grand
Vacations, Inc.
752,990
0 .4
6,354
KB Home
322,783
0 .2
10,958
Kohl's Corp.
291,921
0 .2
8,557
Lear Corp.
1,232,978
0 .7
3,030
Leggett & Platt, Inc.
85,446
0.0
1,121
(1)
Light & Wonder, Inc.
85,947
0.0
340
Lithia Motors, Inc.
104,727
0 .1
9,990
LKQ Corp.
524,775
0 .3
44,182
Macy's, Inc.
540,346
0 .3
3,256  Marriott Vacations
Worldwide Corp.
353,895
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
40,967
(1)
Mattel, Inc.
$ 907,829
0 .5
9,896  MGM Resorts
International
435,226
0 .3
28,156
Nordstrom, Inc.
456,690
0 .3
16
(1)
NVR, Inc.
102,037
0 .1
7,009
(1)
Ollie's Bargain Outlet
Holdings, Inc.
540,254
0 .3
27,389
(1)
Penn Entertainment,
Inc.
648,845
0 .4
3,658
(1)
Phinia, Inc.
101,692
0 .1
2,913
(1)
Planet Fitness, Inc.
- Class A
177,110
0 .1
7,359
PVH Corp.
615,212
0 .4
2,482
Ralph Lauren Corp.
289,476
0 .2
23,755
(1)
Taylor Morrison Home
Corp.
1,125,987
0 .7
3,794
(1)
TopBuild Corp.
1,100,564
0 .6
18,338
Travel + Leisure Co.
737,188
0 .4
66,057
(1)
Under Armour, Inc.
- Class A
504,675
0 .3
43,612
Wendy's Co.
863,081
0 .5
5,022
Williams-Sonoma, Inc.
709,106
0 .4
1,228
Wingstop, Inc.
197,266
0 .1
3,002
Wynn Resorts Ltd.
304,343
0 .2
25,546,184
14 .9
Consumer Staples : 4 .4%
23,787
(1)
BellRing Brands, Inc.
987,160
0 .6
1,593
(1)
BJ's Wholesale Club
Holdings, Inc.
107,352
0 .1
1,030
(1)
Boston Beer Co., Inc.
- Class A
376,393
0 .2
4,414
(1)
Celsius Holdings, Inc.
865,321
0 .5
1,062  Coca-Cola
Consolidated, Inc.
742,232
0 .4
16,092
(1)
Darling Ingredients,
Inc.
993,842
0 .6
3,492
Flowers Foods, Inc.
82,272
0.0
6,410
Ingredion, Inc.
659,653
0 .4
22,025
(1)
Performance Food
Group Co.
1,368,413
0 .8
38
Seaboard Corp.
143,273
0 .1
29,573
(1)
US Foods Holding
Corp.
1,195,636
0 .7
7,521,547
4 .4
Energy : 4 .5%
7,751
(1)
Antero Resources
Corp.
214,470
0 .1
15,706
Baker Hughes Co.
568,400
0 .3
19,471
ChampionX Corp.
702,708
0 .4
3,315
Chord Energy Corp.
535,372
0 .3
21,522
(1)
CNX Resources Corp.
481,017
0 .3
3,220
Coterra Energy, Inc.
90,772
0.0
2,464  Diamondback Energy,
Inc.
373,986
0 .2
2,971
DT Midstream, Inc.
155,354
0 .1
3,533
EQT Corp.
152,696
0 .1
86,736  Equitrans Midstream
Corp.
832,666
0 .5

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
6,276
HF Sinclair Corp.
$ 345,745
0 .2
10,816  Matador Resources
Co.
686,816
0 .4
13,805
Murphy Oil Corp.
626,747
0 .4
8,601  New Fortress Energy,
Inc.
266,975
0 .1
3,084
Ovintiv, Inc.
144,825
0 .1
14,736  PBF Energy, Inc.
- Class A
690,971
0 .4
25,717  Range Resources
Corp.
832,716
0 .5
14,636
(1)
Southwestern Energy
Co.
99,232
0 .1
7,801,468
4 .5
Financials : 13 .5%
6,878  Affiliated Managers
Group, Inc.
921,721
0 .5
4,886
Ally Financial, Inc.
135,293
0 .1
5,739  American Financial
Group, Inc.
665,265
0 .4
1,362  Ameriprise Financial,
Inc.
459,784
0 .3
7,189  Annaly Capital
Management, Inc.
145,721
0 .1
2,529
Assured Guaranty Ltd.
148,806
0 .1
5,506  Axis Capital Holdings
Ltd.
302,059
0 .2
19,488
Bank OZK
782,833
0 .5
9,981  Citizens Financial
Group, Inc.
280,766
0 .2
31,780  CNO Financial Group,
Inc.
743,652
0 .4
16,750  Commerce
Bancshares, Inc.
822,258
0 .5
17,344  East West Bancorp,
Inc.
959,817
0 .6
1,517  Erie Indemnity Co.
- Class A
422,833
0 .2
12,530
Essent Group Ltd.
629,257
0 .4
3,924  Evercore, Inc. - Class
A
549,556
0 .3
6,638  First American
Financial Corp.
409,432
0 .2
14,253  First Financial
Bankshares, Inc.
409,346
0 .2
13,960
First Hawaiian, Inc.
263,984
0 .2
13,257
FNB Corp.
154,179
0 .1
22,224  Hancock Whitney
Corp.
916,740
0 .5
4,951  Hartford Financial
Services Group, Inc.
355,581
0 .2
3,647  International
Bancshares Corp.
163,313
0 .1
10,802  Janus Henderson
Group PLC
296,731
0 .2
9,883  Jefferies Financial
Group, Inc.
352,724
0 .2
3,286
Kemper Corp.
154,343
0 .1
10,026
Loews Corp.
622,514
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,208  MarketAxess Holdings,
Inc.
$ 291,044
0 .2
54,157  MGIC Investment
Corp.
952,080
0 .6
5,320  Old Republic
International Corp.
145,502
0 .1
6,262  OneMain Holdings,
Inc.
259,936
0 .1
10,188  Pinnacle Financial
Partners, Inc.
678,113
0 .4
10,928  Prosperity Bancshares,
Inc.
620,820
0 .4
8,437  Reinsurance Group of
America, Inc.
1,169,537
0 .7
48,285
Rithm Capital Corp.
497,818
0 .3
1,931
RLI Corp.
253,965
0 .1
26,493
SLM Corp.
377,260
0 .2
37,869
(2)
Starwood Property
Trust, Inc.
773,664
0 .4
2,410
State Street Corp.
165,663
0 .1
11,855
Stifel Financial Corp.
770,812
0 .4
12,225
Synchrony Financial
394,623
0 .2
982  Tradeweb Markets,
Inc. - Class A
84,874
0.0
11,677
UMB Financial Corp.
738,103
0 .4
28,025
Unum Group
1,378,550
0 .8
4,390  Virtu Financial, Inc.
- Class A
82,269
0.0
1,607  Willis Towers Watson
PLC
332,263
0 .2
12,582  Wintrust Financial
Corp.
976,489
0 .6
6,594
Zions Bancorp NA
234,087
0 .1
23,245,980
13 .5
Health Care : 9 .0%
3,316  Agilent Technologies,
Inc.
401,468
0 .2
439
(1)
Alnylam
Pharmaceuticals, Inc.
86,843
0 .1
896
(1)
Amedisys, Inc.
84,000
0.0
5,755
(1)
Arrowhead
Pharmaceuticals, Inc.
159,068
0 .1
8,964
Bruker Corp.
588,038
0 .3
1,903
Cardinal Health, Inc.
166,189
0 .1
23,172
(1)
Doximity, Inc. - Class A
552,421
0 .3
49,483
(1)
Exelixis, Inc.
1,107,924
0 .6
12,613
(1)
Globus Medical, Inc.
- Class A
682,363
0 .4
5,002
(1)
Haemonetics Corp.
448,830
0 .3
12,962
(1)
Halozyme
Therapeutics, Inc.
551,663
0 .3
1,499
(1)
HealthEquity, Inc.
101,257
0 .1
9,590
(1)
Inari Medical, Inc.
638,886
0 .4
6,087
(1)
Incyte Corp.
392,794
0 .2
1,084
(1)
Inspire Medical
Systems, Inc.
245,938
0 .1
6,762
(1)
Jazz Pharmaceuticals
PLC
969,400
0 .6

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
10,464
(1)
Lantheus Holdings,
Inc.
$ 716,156
0 .4
10,808
(1)
LivaNova PLC
600,384
0 .4
864
(1)
Masimo Corp.
98,738
0 .1
1,458
(1)
Medpace Holdings,
Inc.
394,054
0 .2
111
(1)
Mettler-Toledo
International, Inc.
134,696
0 .1
1,998
(1)
Molina Healthcare, Inc.
619,620
0 .4
11,715
(1)
Neurocrine
Biosciences, Inc.
1,275,646
0 .7
3,306
(1)
Omnicell, Inc.
187,979
0 .1
3,769
(1)
Option Care Health,
Inc.
131,274
0 .1
22,833
Patterson Cos., Inc.
685,903
0 .4
1,165
(1)
Penumbra, Inc.
308,143
0 .2
16,830
(1)
Progyny, Inc.
628,432
0 .4
4,149
(1)
Shockwave Medical,
Inc.
914,398
0 .5
7,627
(1)
STAAR Surgical Co.
330,707
0 .2
2,037
(1)
Tenet Healthcare Corp.
157,990
0 .1
2,605
(1)
United Therapeutics
Corp.
584,458
0 .3
2,378
(1)
Veeva Systems, Inc.
- Class A
496,289
0 .3
15,441,949
9 .0
Industrials : 21 .8%
6,070
Acuity Brands, Inc.
978,970
0 .6
6,639  Advanced Drainage
Systems, Inc.
850,854
0 .5
19,076
AECOM
1,673,919
1 .0
2,409
AGCO Corp.
312,038
0 .2
23,489
(1)
American Airlines
Group, Inc.
345,993
0 .2
920
AMETEK, Inc.
146,749
0 .1
3,562
(1)
Avis Budget Group,
Inc.
760,095
0 .4
2,155
Brink's Co.
163,371
0 .1
15,756
(1)
Builders FirstSource,
Inc.
2,285,250
1 .3
1,569
Carlisle Cos., Inc.
412,678
0 .2
1,910
Carrier Global Corp.
109,730
0 .1
1,016
(1)
Chart Industries, Inc.
183,469
0 .1
1,152
Cintas Corp.
580,804
0 .3
31,679
(1)
Clarivate PLC
235,375
0 .1
6,132
(1)
Clean Harbors, Inc.
1,038,393
0 .6
20,508
(1)
Copart, Inc.
919,374
0 .5
13,405
(1)
Core & Main, Inc.
- Class A
440,220
0 .3
3,509
(1)
CoStar Group, Inc.
287,703
0 .2
562
Curtiss-Wright Corp.
116,890
0 .1
18,526
Donaldson Co., Inc.
1,183,256
0 .7
38,306  Dun & Bradstreet
Holdings, Inc.
417,535
0 .2
385
EMCOR Group, Inc.
86,336
0.0
1,126
EnerSys
118,207
0 .1
1,845
Exponent, Inc.
165,792
0 .1
3,727
Flowserve Corp.
147,477
0 .1
11,815
(1)
Fluor Corp.
413,407
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,615
Fortive Corp.
$ 679,293
0 .4
6,952  Fortune Brands
Innovations, Inc.
479,827
0 .3
736
(1)
FTI Consulting, Inc.
136,764
0 .1
29,343
Genpact Ltd.
1,095,374
0 .6
18,763
Graco, Inc.
1,481,151
0 .9
5,689
(1)
GXO Logistics, Inc.
363,925
0 .2
18,818
(1)
Hertz Global Holdings,
Inc.
318,965
0 .2
2,562
Hubbell, Inc.
835,340
0 .5
7,409
Ingersoll Rand, Inc.
515,741
0 .3
937
Insperity, Inc.
94,946
0 .1
3,986
Leidos Holdings, Inc.
388,675
0 .2
310  Lennox International,
Inc.
116,811
0 .1
1,495  Lincoln Electric
Holdings, Inc.
287,728
0 .2
1,148
ManpowerGroup, Inc.
90,543
0.0
2,293
(1)
MasTec, Inc.
228,131
0 .1
9,079  MSC Industrial Direct
Co., Inc. - Class A
926,603
0 .5
19,111
nVent Electric PLC
1,080,536
0 .6
1,146
Otis Worldwide Corp.
98,040
0 .1
12,507
Owens Corning
1,799,882
1 .0
1,367
Parker-Hannifin Corp.
569,902
0 .3
6,403
Pentair PLC
449,875
0 .3
5,964
Regal Rexnord Corp.
967,301
0 .6
537  Rockwell Automation,
Inc.
167,587
0 .1
5,161
Rollins, Inc.
204,221
0 .1
2,338
Ryder System, Inc.
235,437
0 .1
3,923
(1)
Saia, Inc.
1,671,983
1 .0
12,127  Schneider National,
Inc. - Class B
350,592
0 .2
7,433  Sensata Technologies
Holding PLC
279,629
0 .2
4,523  SS&C Technologies
Holdings, Inc.
259,711
0 .1
13,658
Terex Corp.
827,811
0 .5
14,808
Timken Co.
1,131,627
0 .7
996
Toro Co.
101,911
0 .1
1,981
TransUnion
160,897
0 .1
3,118
U-Haul Holding Co.
177,632
0 .1
315
United Rentals, Inc.
150,110
0 .1
2,984
Watsco, Inc.
1,087,817
0 .6
5,225  Watts Water
Technologies, Inc.
- Class A
986,323
0 .6
5,032  WESCO International,
Inc.
814,429
0 .5
2,647
(1)
WillScot Mobile Mini
Holdings Corp.
108,580
0 .1
7,945
Woodward, Inc.
1,027,845
0 .6
346
WW Grainger, Inc.
247,092
0 .1
37,370,472
21 .8
Information Technology : 11 .3%
25,560
(1)
ACI Worldwide, Inc.
620,597
0 .4
3,075
(1)
Akamai Technologies,
Inc.
323,152
0 .2

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
15,777
(1)
Allegro MicroSystems,
Inc.
$ 603,470
0 .4
1,305
(1)
Arrow Electronics, Inc.
174,126
0 .1
19,529
Avnet, Inc.
991,097
0 .6
14,749
(1)
Calix, Inc.
685,976
0 .4
4,317
(1)
Cirrus Logic, Inc.
354,167
0 .2
14,736
Cognex Corp.
693,771
0 .4
9,536
(1)
Coherent Corp.
358,840
0 .2
6,600
Concentrix Corp.
526,878
0 .3
3,264
(1)
DocuSign, Inc.
164,179
0 .1
23,055
(1)
Dropbox, Inc. - Class A
640,698
0 .4
16,740
(1)
Dynatrace, Inc.
806,868
0 .5
20,244
(1)
ExlService Holdings,
Inc.
591,732
0 .3
2,889
(1)
F5, Inc.
472,814
0 .3
668
(1)
HubSpot, Inc.
365,075
0 .2
14,687
Jabil, Inc.
1,680,487
1 .0
2,336  Keysight Technologies,
Inc.
311,389
0 .2
6,730
(1)
Kyndryl Holdings, Inc.
113,602
0 .1
16,418
(1)
Lattice Semiconductor
Corp.
1,596,815
0 .9
5,503
(1)
Manhattan Associates,
Inc.
1,115,018
0 .6
631  Monolithic Power
Systems, Inc.
328,883
0 .2
9,530  National Instruments
Corp.
567,988
0 .3
4,693
NetApp, Inc.
359,953
0 .2
1,045
Paycom Software, Inc.
308,108
0 .2
5,104
(1)
Paylocity Holding
Corp.
1,023,352
0 .6
11,328
(1)
Pure Storage, Inc.
- Class A
414,491
0 .2
4,227
(1)
RingCentral, Inc.
- Class A
130,741
0 .1
508
(1)
SolarEdge
Technologies, Inc.
82,586
0.0
3,769
(1)
Super Micro Computer,
Inc.
1,036,776
0 .6
8,592
(1)
Teradata Corp.
397,552
0 .2
975
Teradyne, Inc.
105,173
0 .1
3,313
(1)
Trimble, Inc.
181,519
0 .1
7,894  Universal Display
Corp.
1,283,249
0 .7
19,411,122
11 .3
Materials : 7 .1%
17,132
Alcoa Corp.
515,331
0 .3
8,851
AptarGroup, Inc.
1,173,289
0 .7
6,293
Ashland, Inc.
545,163
0 .3
20,465
Avient Corp.
820,851
0 .5
13,138
(1)
Axalta Coating
Systems Ltd.
371,805
0 .2
9,589  Berry Global Group,
Inc.
626,545
0 .4
20,916
Chemours Co.
711,562
0 .4
24,782
(1)
Cleveland-Cliffs, Inc.
378,917
0 .2
8,579  Commercial Metals
Co.
482,912
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
949
Crown Holdings, Inc.
$ 87,934
0 .1
18,719
Element Solutions, Inc.
385,986
0 .2
2,862
PPG Industries, Inc.
405,717
0 .2
6,587  Reliance Steel &
Aluminum Co.
1,877,032
1 .1
1,664
Royal Gold, Inc.
186,518
0 .1
14,052
RPM International, Inc.
1,401,546
0 .8
8,916
Silgan Holdings, Inc.
402,379
0 .2
8,364
Sonoco Products Co.
480,512
0 .3
1,811
Steel Dynamics, Inc.
193,034
0 .1
16,199  United States Steel
Corp.
503,627
0 .3
15,763
Westrock Co.
515,608
0 .3
2,587  Worthington Industries,
Inc.
194,723
0 .1
12,260,991
7 .1
Real Estate : 7 .0%
10,814
Agree Realty Corp.
668,521
0 .4
47,287  Brixmor Property
Group, Inc.
1,039,368
0 .6
1,195
(1)
CBRE Group, Inc.
- Class A
101,635
0 .1
30,669
CubeSmart
1,279,204
0 .7
7,157  EastGroup Properties,
Inc.
1,285,612
0 .7
1,508  Equity LifeStyle
Properties, Inc.
100,976
0 .1
4,013  Extra Space Storage,
Inc.
516,393
0 .3
23,590  First Industrial Realty
Trust, Inc.
1,225,265
0 .7
34,241  Highwoods Properties,
Inc.
815,963
0 .5
5,189  Host Hotels & Resorts,
Inc.
81,934
0.0
6,286
(1)
Jones Lang LaSalle,
Inc.
1,086,221
0 .6
25,914
Kilroy Realty Corp.
957,522
0 .6
12,556  Lamar Advertising Co.
- Class A
1,145,358
0 .7
31,652  National Retail
Properties, Inc.
1,246,772
0 .7
1,778  Rexford Industrial
Realty, Inc.
95,070
0 .1
11,371
VICI Properties, Inc.
350,682
0 .2
11,996,496
7 .0
Utilities : 3 .4%
7,973
ALLETE, Inc.
437,718
0 .3
10,370
Black Hills Corp.
570,350
0 .3
1,043
DTE Energy Co.
107,825
0 .1
6,056
Edison International
416,956
0 .2
18,734
National Fuel Gas Co.
1,006,765
0 .6
6,224
NorthWestern Corp.
313,690
0 .2
11,985
OGE Energy Corp.
408,089
0 .2
13,470
ONE Gas, Inc.
976,171
0 .6
5,115
(1)
PG&E Corp.
83,374
0.0
1,370  Pinnacle West Capital
Corp.
105,860
0 .1

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
2,473  Southwest Gas
Holdings, Inc.
$ 153,153
0 .1
36,327
UGI Corp.
914,714
0 .5
6,896
Xcel Energy, Inc.
393,968
0 .2
5,888,633
3 .4
Total Common Stock
(Cost $148,015,511)
169,444,612
98 .6
EXCHANGE-TRADED FUNDS : 1 .4%
9,198  iShares Core S&P Mid-
Cap ETF
2,431,032
1 .4
Total Exchange-Traded
Funds
(Cost $2,369,608)
2,431,032
1 .4
Total Long-Term
Investments
(Cost $150,385,119)
171,875,644
100 .0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .3%
Repurchase Agreements : 0 .2%
346,559
(3)
Bank of America
Inc., Repurchase
Agreement dated
0, 5.300%, due
09/01/2023
(Repurchase
Amount $346,609,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market
Value plus accrued
interest $353,490, due
04/01/35-09/01/61)
346,559
0 .2
Total Repurchase
Agreements
(Cost $346,559)
346,559
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .1%
164,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $164,000) $ 164,000 0 .1
Total Short-Term
Investments
(Cost $510,559)
$ 510,559
0 .3
Total Investments in
Securities
(Cost $150,895,678) $ 172,386,203 100 .3
Liabilities in Excess
of Other Assets (586,427) (0.3)
Net Assets $ 171,799,776 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 169,444,612 $ — $ — $ 169,444,612
Exchange-Traded Funds 2,431,032 — — 2,431,032
Short-Term Investments 164,000 346,559 — 510,559
Total Investments, at fair value $ 172,039,644 $ 346,559 $ — $ 172,386,203
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,146,535
Gross Unrealized Depreciation (6,309,452)
Net Unrealized Appreciation $ 21,837,083